Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 24, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, net
Property, plant and equipment, net consists of the following:

		At December 31,
		2011	2010
		(In thousands)
	Useful Life
Land	—	$485	$485
Buildings and improvements	25 years	3,429	3,410
Leasehold and store enhancements	5 to 10 years	62,079	54,957
Furniture, computers and equipment	3 to 5 years	14,185	13,069
Capitalized software	5 years	2,128	1,100
Fixtures, dies and autos	3 to 5 years	17,603	15,107
Construction in progress		3,553	1,694
		103,462	89,822
Less accumulated depreciation and amortization		(66,962)	(58,517)
		$36,500	$31,305
Property, plant and equipment, net consists of the following:

		June 24, 2012	December 31, 2011
		(In thousands)
	Useful Life
Land	—	$485	$485
Buildings and improvements	25 years	3,429	3,429
Leasehold and store enhancements	5 to 10 years	66,219	62,079
Furniture, computers and equipment	3 to 5 years	15,330	14,185
Capitalized software	5 years	2,128	2,128
Fixtures, dies and autos	3 to 5 years	19,245	17,603
Construction in progress		3,649	3,553
		110,485	103,462
Less accumulated depreciation and amortization		(70,767)	(66,962)
		$39,718	$36,500